NET FINANCIAL COSTS (INCOME) (Tables)	12 Months Ended
Dec. 31, 2024
NET FINANCIAL COSTS (INCOME)
Schedule of net financial costs (income)

		For the years ended
	December 31, 2024	December 31, 2023
	$	$
Foreign exchange loss (gain)	2,670	(1,229)
Interest income	(3,611)	(2,698)
Interest expense on lease liabilities	14	18
Change in fair value - Listed shares	750	(275)
Change in fair value - Embedded derivative and deferred amount amortization	—	(6,596)
Change in fair value - Derivative warrant liability	(24,900)	—
Interest and accretion on borrowings and notes	4,132	11,259
Loss on convertible notes settlement	7,548	—
Net financial costs (income)	(13,397)	479